Note 35 - Prior Year Adjustments (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Statement Line Items [Line Items]
Adjustments for share-based payments	$ 147	$ 2,010	$ 1,078
Profit (loss)	(24,355)	(22,054)	(7,958)
Total current liabilities	18,915	23,299	13,431
Total equity	3,746	21,615	40,418	$ 17,890
Total current assets	10,297	21,669	24,497
Total current inventories	$ 2,115	1,887	1,968
Increase (decrease) due to changes in accounting policy and corrections of prior period errors [member]
Statement Line Items [Line Items]
Total expenses, by nature		500
Professional fees expense		400
Adjustments for share-based payments		100
Profit (loss)		(485)
Total current liabilities		400
Total equity		100
Long-term deposits			500
Total current assets			500
Total current inventories		$ 400	$ 400